Note 1 - Basis of Presentation and General Information - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major Customer A [Member]
Concentration risk percentage	8.00%	30.00%
All Major Customers [Member]
Concentration risk percentage	8.00%	30.00%